401(K) Plans - Additional Information (Detail) (Defined Contribution Pension Plan 401k, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Expenses
Defined Contribution Plan Disclosure [Line Items]
Defined contribution amount contributed	$ 480	$ 380	$ 384
Maximum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution, employer contribution percentage	4.00%	4.00%	4.00%